Debt, textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Debt Instrument Collateral Amount	$ 1,222,877
Compensating Balance, Amount	19,500	18,000
[LineOfCreditMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Feb. 18, 2005
Debt Instrument, Face Amount	230,000
[RevolvingCreditFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 24, 2006
Debt Instrument, Face Amount	300,000
Debt Instrument Date Of First Required Payment	May 24, 2012
Debt Instrument, Frequency of Periodic Payments	semi-annual
Debt Instrument, Periodic Payment, Principal	15,000
Debt Instrument, Baloon Payment	165,000
Debt Instrument, Maturity Date	May 24, 2016
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin ranging from 0.75% to 0.85%
Long-term Debt, Weighted Average Interest Rate	0.95%	1.08%
Number Of Vessels Collateral For Debt	18
Compensating Balance, Amount	7,600	7,600
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility.
[RevolvingCreditFacilityMember] | [MaximumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	0.85%
[RevolvingCreditFacilityMember] | [MinimumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	0.75%
[SecuredDebtMember]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payments	quarterly or semi-annual installments
Debt Instrument, Maturity Date Range, Start	Mar. 10, 2015
Debt Instrument, Maturity Date Range End	May 18, 2022
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Long-term Debt, Weighted Average Interest Rate	2.68%	2.67%
Number Of Vessels Collateral For Debt	17
[SecuredDebtMember] | [DeutscheBankMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 18, 2013
Debt Instrument, Face Amount	18,000
Debt Instrument, Frequency of Periodic Payments	20 consequetive equal quarterly installments
Debt Instrument, Periodic Payment, Principal	375
Debt Instrument, Baloon Payment	10,500
Debt Instrument, Maturity Date	Jun. 20, 2018
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	3.00%
[SecuredDebtMember] | [ExportImportBankOfChinaAndDnbMember] | [ErikubShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 24, 2013
Debt Instrument, Face Amount	15,000
Debt Instrument, Frequency of Periodic Payments	19 quarterly installments
Debt Instrument, Periodic Payment, Principal	250
Debt Instrument, Baloon Payment	10,250
Debt Instrument, Maturity Date	Feb. 22, 2019
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	3.00%
[SecuredDebtMember] | [ExportImportBankOfChinaAndDnbMember] | [WothoShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 24, 2013
Debt Instrument, Face Amount	15,000
Debt Instrument, Frequency of Periodic Payments	19 quarterly installments
Debt Instrument, Periodic Payment, Principal	250
Debt Instrument, Baloon Payment	10,250
Debt Instrument, Maturity Date	Feb. 22, 2019
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	3.00%
[SecuredDebtMember] | [CommonwealthBankOfAustraliaMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jan. 09, 2014
Debt Instrument, Face Amount	18,000
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.25%
[SecuredDebtMember] | [CommonwealthBankOfAustraliaMember] | [TakaShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	8,500
Debt Instrument, Frequency of Periodic Payments	24 equal consequtive quarterly installments
Debt Instrument, Periodic Payment, Principal	196
Debt Instrument, Baloon Payment	3,800
Debt Instrument, Maturity Date	Jan. 13, 2020
[SecuredDebtMember] | [CommonwealthBankOfAustraliaMember] | [FayoShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	9,500
Debt Instrument, Frequency of Periodic Payments	32 equal consequtive quarterly installments
Debt Instrument, Periodic Payment, Principal	156
Debt Instrument, Baloon Payment	4,500
Debt Instrument, Maturity Date	Jan. 13, 2022
[SecuredDebtMember] | [BnpParibasMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Dec. 18, 2014
Debt Instrument, Face Amount	55,000
Proceeds From Issuance Of Secured Debt	53,500
Debt Instrument, Frequency of Periodic Payments	14 equal semi-annual installments
Debt Instrument, Periodic Payment, Principal	1,574
Debt Instrument, Baloon Payment	$ 31,464
Debt Instrument, Maturity Date	Nov. 30, 2021
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.00%
[SecuredDebtMember] | [MaximumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	3.00%
[SecuredDebtMember] | [MinimumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	1.00%